Grandeur Peak Global Contrarian Fund	Portfolio of Investments
July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.56%
Australia — 5.71%
Fiducian Group Ltd	304,458	$ 2,197,200
IPD Group Ltd/Australia(a)	307,066	696,577
Kogan.com Ltd(a)	592,435	1,473,378
MA Financial Group Ltd	473,917	2,488,209
Navigator Global Investments Limited(a)	1,051,030	1,293,440
PeopleIN Ltd	206,847	93,049
		8,241,853
Belgium — 2.61%
Melexis NV	20,155	1,553,394
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	303,719	2,217,724
		3,771,118
Brazil — 3.24%
Armac Locacao Logistica	932,300	587,703
Grupo Mateus SA(a)	732,400	953,462
Patria Investments Limited(a)	153,869	2,146,473
Track & Field Co. SA	380,400	987,037
		4,674,675
Canada — 1.36%
BioSyent Inc	113,187	923,892
Winpak Ltd.(a)	35,083	1,036,589
		1,960,481
China — 4.21%
Alibaba.Com Limited	94,100	1,386,929
Bosideng International Holdings, Ltd.(a)	2,056,300	1,173,535
Chaoju Eye Care Holdings Ltd 144A(b)(c)	4,264,000	1,613,262
Li Ning Company Limited	431,000	914,711
TK Group Holdings Ltd	3,188,883	991,197
		6,079,634
France — 1.47%
Virbac S.A.CA	5,334	2,116,425

Germany — 1.27%
Elmos Semiconductor AG(a)	18,222	1,830,939

Hong Kong — 1.33%
Plover Bay Tech(b)	2,255,539	1,913,621

India — 0.83%
City Union Bank Ltd	487,001	1,192,723

Indonesia — 1.58%
Aspirasi Hidup Ind	40,397,400	1,153,580
Hartadinata Abadi Tbk PT(a)	29,666,800	1,126,542
		2,280,122
Ireland — 0.90%
ICON plc(a)	7,679	1,299,210

Italy — 1.90%
Interpump Group SpA	50,237	2,062,711
Sanlorenzo SpA/Ameglia	20,289	685,721
		2,748,432
Japan — 14.54%
Central Automotive NPV(a)	146,700	1,877,601
gremz Inc	46,900	783,149
Halows Company Ltd.	53,400	1,754,692
Integral Corp(a)	65,000	1,506,525

	Shares	Fair Value
COMMON STOCKS — 98.56% (continued)
Japan — 14.54% (continued)
Jeol Ltd.	49,300	$ 1,431,980
Kitz Corp(a)	113,500	957,412
Plus Alpha Consulting	128,000	1,956,577
Rise Consulting Group Inc(a)	259,400	2,184,689
Sun*, Inc.(a)	273,300	967,825
System Support, Inc.	141,700	2,531,532
Syuppin Company, Ltd.	189,200	1,595,968
ULS Group Inc	52,800	2,559,572
User Local, Inc.	70,000	887,568
		20,995,090
Luxembourg — 1.39%
Eurofins Scientific S.E.	26,025	2,000,460

Mexico — 2.92%
GCC S.A.B. de C.V. 144A(a)(b)(c)	191,500	1,790,560
Regional SAB de CV(a)	131,600	1,017,567
Wal-Mart de Mexico SAB de CV	479,800	1,414,184
		4,222,311
Netherlands — 0.91%
Flow Traders Ltd. 144A(b)(c)	43,956	1,314,966

Philippines — 0.83%
Pryce Corp	1,772,400	389,264
Puregold Price Club, Inc.	1,173,200	806,462
		1,195,726
Poland — 1.82%
Auto Partner SA	268,283	1,431,874
Inter Cars SA	7,794	1,191,781
		2,623,655
Singapore — 1.53%
Riverstone Holdings Ltd.(a)	4,079,375	2,215,037

South Korea — 1.23%
iFamilySC Co Ltd(a)	84,367	974,596
SOLUM Co Ltd(a)	67,539	800,542
		1,775,138
Sweden — 1.41%
RVRC Holding AB	183,225	834,164
Sdiptech AB(a)	59,527	1,199,341
		2,033,505
Taiwan — 1.47%
Acer E-Enabling Service Business	270,000	2,116,002

United Kingdom — 14.49%
Ashtead Technology Holdings plc	238,143	1,056,736
B & M European Value Retail SA	970,695	2,876,703
CVS Group plc	194,694	3,157,478
Endava plc - ADR(a)	34,085	436,288
Foresight Group Holdings Ltd	136,991	837,650
FRP Advisory Group PLC	755,041	1,276,350
Hill & Smith Holdings plc	46,708	1,261,461
Kitwave Group Plc(a)	255,608	827,046
Marex Group PLC(a)	71,899	2,773,863
Petershill Partners PLC 144A(a)(b)(c)	1,074,025	3,333,280
Pollen Street Group Ltd	134,203	1,495,871

Grandeur Peak Global Contrarian Fund	Portfolio of Investments
July 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.56% (continued)
United Kingdom — 14.49% (continued)
Renew Holdings PLC(a)	142,216	$ 1,583,308
		20,916,034
United States — 26.14%
4imprint Group PLC	28,100	1,334,119
Abacus Life Inc(a)	240,402	1,300,575
Amkor Technology, Inc.	71,000	1,601,760
Arizona Sonoran Copper Company, Inc.(a)	1,594,389	2,554,520
Ashtead Group PLC	23,898	1,602,668
Bruker Corporation	32,037	1,231,182
Burford Capital Ltd(a)	142,966	1,837,113
Crocs, Inc.(a)	7,913	789,163
Deckers Outdoor Corporation(a)	7,045	747,968
Dollar General Corporation	28,500	2,989,649
Five Below, Inc.(a)	14,343	1,958,106
Gentex Corporation	46,754	1,235,241
GQG Partners Inc	742,902	978,696
Grocery Outlet Holding Corporation(a)	159,393	2,099,206
Hackett Group, Inc. (The)	50,865	1,189,732
Installed Building Products, Inc.	10,275	2,078,530
Littelfuse, Inc.	6,827	1,756,792
Lululemon Athletica, Inc.(a)	2,145	430,137
Neogen Corporation(a)	183,237	852,052
P10 Inc	268,931	3,307,851
Perella Weinberg Partners	93,275	1,859,904
RxSight, Inc.(a)	92,282	717,954
Upwork, Inc.(a)	79,806	954,480
YETI Holdings, Inc.(a)	63,781	2,343,314
		37,750,712
Vietnam — 3.47%
Asia Commercial Bank JSC	1,605,250	1,409,081
FPT Corp	183,185	727,091
Hoa Phat Group JSC(a)	943,920	898,817
Vietnam Technological & Comm Joint-stock Bank(a)	1,523,100	1,976,392
		5,011,381
Total Common Stocks (Cost $122,005,096)		142,279,250

Total Common Stocks/ Investments — 98.56%
(Cost $122,005,096)		142,279,250

Other Assets in Excess of Liabilities — 1.44%		2,076,283

NET ASSETS — 100.00%		$ 144,355,533

(a)	Non-income producing security.
(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2025, these securities had a total aggregate market value of $12,183,413, representing 8.44% of net assets.

(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1934, or pursuant to an exemption from registration. As of January 31, 2025, these securities had a total aggregate market value of $21,508,540, representing 12.71% of net assets.